NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of changes in liabilities arising from financing activities

Year Ended December 31, 2024	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2024	—	—	9,069	85,673	360
Changes from financing cash flows	—	—	1,858	(5,035)	(373)
Foreign exchange difference	—	—	434	(2,071)	7
Interest expenses	—	—	—	—	6
	—	—
As of December 31, 2024	—	—	11,361	78,567	—

Year Ended December 31, 2025	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2025	—	—	11,361	78,567	—
Changes from financing cash flows	—	—	2,276	(2,595)	—
Foreign exchange difference	—	—	(928)	(2,897)	—

As of December 31, 2025	—	—	12,709	73,075	—

Year Ended December 31, 2025	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	US$	US$	US$	US$	US$

As of January 1, 2025	—	—	1,557	10,766	—
Changes from financing cash flows	—	—	325	(371)	—
Foreign exchange difference	—	—	(65)	50	—

As of December 31, 2025	—	—	1,817	10,445	—

Schedule of Cash Outflow for Leases

	2024	2025	2025
	CNY	CNY	US$

Within operating activities	—	(29)	(4)
Within financing activities	(366)	—	—
Total cash outflow for leases	(366)	(29)	(4)